PRINCIPAL ACTIVITIES AND ORGANIZATION (Variable Interest Entity - Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 USD ($)	Jun. 06, 2012 CNY (¥)	Jun. 05, 2012 CNY (¥)
Variable Interest Entity [Line Items]
Aggregate retained earnings	$ (243,649)		$ (94,359)
Beijing Technology [Member]
Variable Interest Entity [Line Items]
Registered capital | ¥				¥ 50,000	¥ 10,000
Wanpu Beijing [Member] | Shareholders of Wanpu Century [Member] | Equity Disposition Agreement [Member]
Variable Interest Entity [Line Items]
VIE Agreement, effective period of agreement	10 years
NQ Beijing [Member] | Shareholders of Beijing Technology [Member] | Loan Agreements [Member]
Variable Interest Entity [Line Items]
Interest-free loans, amount | ¥		¥ 46,123
NQ Beijing [Member] | Beijing Technology [Member]
Variable Interest Entity [Line Items]
Aggregate retained earnings	$ 30,978
NQ Beijing [Member] | Beijing Technology [Member] | Exclusive Technical Consulting Services Agreement [Member]
Variable Interest Entity [Line Items]
VIE Agreement, advanced notice period	30 days
The Company [Member] | Shareholders of Beijing Technology [Member] | Loan Agreements [Member]
Variable Interest Entity [Line Items]
VIE Agreement, effective period of agreement	10 years
Interest loans, interest rate	6.00%
Interest loans, amount	$ 250